Interest rate benchmark reform (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [abstract]
Significant hedge accounting exposures impacted by the interest rate benchmark reform
The following table summarises the significant exposures impacted by interest rate benchmark reform:

As at 31 December 2021	GBP LIBOR	USD LIBOR	JPY LIBOR	CHF LIBOR	Others[b]	Total
	£m	£m	£m	£m	£m	£m
Non-derivative financial assets
Loans and advances at amortised cost	11,761	15,801	24	222	442	28,250
Reverse repurchase agreements and other similar secured lending	—	186	—	—	—	186
Financial assets at fair value through the income statement	101	8,538	5	327	194	9,165
Financial assets at fair value through other comprehensive income	—	—	—	—	—	—
Non-derivative financial assets	11,862	24,525	29	549	636	37,601
Non-derivative financial liabilities
Debt securities in issue	—	—	—	—	—	—
Subordinated liabilities	(36)	(3,774)	(1,213)	—	(113)	(5,136)
Financial liabilities designated at fair value	(708)	(212)	—	—	—	(920)
Non-derivative financial liabilities	(744)	(3,986)	(1,213)	—	(113)	(6,056)
Equity
Other equity instruments	—	(3,062)	—	—	—	(3,062)
Standby facilities, credit lines and other commitments[a]	58,094	42,767	1,284	375	12,973	115,493

As at 31 December 2020	GBP LIBOR	USD LIBOR	JPY LIBOR	CHF LIBOR	Others[b]	Total
	£m	£m	£m	£m	£m	£m
Non-derivative financial assets
Loans and advances at amortised cost	19,317	17,990	173	11	1,725	39,216
Reverse repurchase agreements and other similar secured lending	—	334	—	—	—	334
Financial assets at fair value through the income statement	1,190	6,373	—	283	209	8,055
Financial assets at fair value through other comprehensive income	186	106	—	—	8	300
Non-derivative financial assets	20,693	24,803	173	294	1,942	47,905
Non-derivative financial liabilities
Debt securities in issue	—	(1,430)	(22)	—	—	(1,452)
Subordinated liabilities	(21)	(876)	—	—	—	(897)
Financial liabilities designated at fair value	(149)	(1,273)	(759)	—	(139)	(2,320)
Non-derivative financial liabilities	(170)	(3,579)	(781)	—	(139)	(4,669)
Equity
Other equity instruments	(2,122)	(3,062)	—	—	—	(5,184)
Standby facilities, credit lines and other commitments[a]	18,169	74,008	—	74	15,951	108,202
Notes
aThere has been a change on how exposures for multi currency loan facilities are reported in 2021, from base currency to the currency which needs to be remediated first. This has resulted in an increase in GBP LIBOR and a corresponding reduction in USD LIBOR exposure of £34bn. 2020 comparatives have not been restated to reflect this change.
bIncludes EUR LIBOR and SOR
The following table represents the derivative exposures to interest rate benchmark reform, which have yet to transition:

As at 31 December 2021	GBP LIBOR	USD LIBOR	EONIA	JPY LIBOR	CHF LIBOR	Others[a]	Total
	£m	£m	£m	£m	£m	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	245,604	2,283,077	7,811	140,357	4,396	61,937	2,743,182
OTC interest rate derivatives - cleared by central counterparty	—	2,211,729	—	—	—	168,649	2,380,378
Exchange traded interest rate derivatives	—	466,339	—	—	—	—	466,339
OTC foreign exchange derivatives	183,477	461,680	—	122,823	32,900	1,419	802,299
OTC equity and stock index derivatives	—	9,949	—	—	—	—	9,949
Derivative notional contract amount	429,081	5,432,774	7,811	263,180	37,296	232,005	6,402,147

As at 31 December 2020	GBP LIBOR	USD LIBOR	EONIA	JPY LIBOR	CHF LIBOR	Others[a]	Total
	£m	£m	£m	£m	£m	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	596,564	2,832,339	457,844	754,206	25,681	41,782	4,708,416
OTC interest rate derivatives - cleared by central counterparty	1,552,637	2,872,962	623,802	1,091,479	119,382	198,113	6,458,375
Exchange traded interest rate derivatives	300,182	333,705	—	—	2,494	—	636,381
OTC foreign exchange derivatives	155,285	589,332	—	93,108	31,257	1,921	870,903
OTC equity and stock index derivatives	1,845	7,946	544	1,929	491	2,141	14,896
Derivative notional contract amount	2,606,513	6,636,284	1,082,190	1,940,722	179,305	243,957	12,688,971
Note
aIncludes EUR LIBOR, SOR and STIBOR
The following tables present a breakdown of the exposures to IBOR reform (excluding USD LIBOR and other IBORs whose respective cessation dates is in the future) with fallbacks in place and those without.

	With appropriate fallback clause					Without appropriate fallback clause
	GBP LIBOR	JPY LIBOR	CHF LIBOR	EUR LIBOR	Total	GBP LIBOR	JPY LIBOR	CHF LIBOR	EUR LIBOR	Total
As at 31 December 2021	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Non-derivative financial assets
Loans and advances at amortised cost	7,389	—	210	413	8,012	4,372	24	12	29	4,437
Financial assets at fair value through the income statement	84	5	327	8	424	17	—	—	186	203
Non-derivative financial assets	7,473	5	537	421	8,436	4,389	24	12	215	4,640
Non-derivative financial liabilities
Subordinated liabilities	(36)	(1,213)	—	—	(1,249)	—	—	—	—	—
Financial liabilities designated at fair value	(708)	—	—	—	(708)	—	—	—	—	—
Non-derivative financial liabilities	(744)	(1,213)	—	—	(1,957)	—	—	—	—	—
Standby facilities, credit lines and other commitments	36,087	657	375	9,436	46,555	22,007	627	—	3,538	26,172
The majority of the remaining exposures without fallbacks in place are either undrawn facilities or syndicated facilities where the transition is led by a third party agent. Work is ongoing with clients and agents to transition facilities or insert fallbacks prior to the next rate reset. There may be some scenarios where synthetic LIBOR is temporarily used whilst Barclays continues to work with the client to remediate their exposures, with little expectation of longer term usage.

	With appropriate fallback clause							Without appropriate fallback clause
	GBP LIBOR	EONIA	JPY LIBOR	CHF LIBOR	EUR LIBOR	Total	GBP LIBOR	EONIA	JPY LIBOR	CHF LIBOR	EUR LIBOR	Total
As at 31 December 2021	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	234,813	7,568	135,720	4,362	3,626	386,089	10,791	244	4,638	35	403	16,111
OTC foreign exchange derivatives	183,203	—	122,822	32,900	—	338,925	274	—	1	—	—	275
Derivative notional contract amount	418,016	7,568	258,542	37,262	3,626	725,014	11,065	244	4,639	35	403	16,386